Note 1 - Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Significant Accounting Policies [Text Block]
(
1
) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the more significant accounting policies of Cyclo Therapeutics, Inc
.
(the “Company,” “we,” “our” or “us”) that affect the accompanying consolidated financial statements:

(a) ORGANIZATION AND OPERATIONS––The Company was incorporated in
August 1990
as a Florida corporation, under the name Cyclodextrin Technologies Development, Inc. with operations beginning in
July 1992.
In conjunction with a restructuring in
2000,
we changed our name to CTD Holdings, Inc. We changed our name to Cyclo Therapeutics, Inc. in
September 2019
to better reflect our current business, and in
November 2020
we reincorporated from the State of Florida to the State of Nevada. (See also Note
10.
) We are a clinical stage biotechnology company that develops cyclodextrin-based products for the treatment of disease. We have filed a Type II Drug Master File with the U.S. Food and Drug Administration (“FDA”) for our lead drug candidate, Trappsol® Cyclo™ as a treatment for Niemann-Pick Type C disease (“NPC”), a rare and fatal cholesterol metabolism disease that impacts the brain, lungs, liver, spleen, and other organs. The FDA approved our Investigational New Drug application (IND) which describes our Phase I clinical plans in the U.S. for Trappsol® Cyclo™ and in
January 2017
the FDA granted Fast Track designation to Trappsol® Cyclo™ for the treatment of NPC.  Initial patient enrollment in the U.S. Phase I study commenced in
September 2017.
Enrollment in this study was completed in
October 2019,
and in
May 2020
the Company announced Top Line data showing a favorable safety and tolerability profile for Trappsol® Cyclo™ in this study.

We also filed Clinical Trial Applications with several European regulatory bodies, including those in the United Kingdom, Sweden and Italy, and in Israel, all of which have approved our applications. The first
patient was dosed in this study in
July 2017,
and in
February 2020,
the Company announced completion of enrollment of
12
patients in this study. In
May
of
2020
the Company announced interim results of this study showing a favorable safety and tolerability profile for Trappsol® Cyclo™ as well as encouraging signals in efficacy for all dose groups (
1500
mg/kg,
2000
mg/kg and
2500
mg/kg) evaluated in this study. Additionally, in
February 2020
the Company had a face-to-face “Type C” meeting with the FDA with respect to the initiation of a Phase III clinical trial of Trappsol
®
Cyclo™ based on the clinical data obtained to date, and in
October 2020,
the FDA notified us that we
may
proceed with the Phase III clinical trial.

In addition, we are exploring the use of cyclodextrins in the treatment of Alzheimer's disease, and in
October 2019
entered into an agreement with a Contract Research Organization to conduct a clinical trial to evaluate the safety and efficacy of Trappsol® Cyclo™ for the treatment of this disease.

We also sell cyclodextrins and related products to the pharmaceutical, nutritional, and other industries, primarily for use in diagnostics and specialty drugs. However, our core business has transitioned to a biotechnology company primarily focused on the development of cyclodextrin-based biopharmaceuticals for the treatment of disease from a business which had been primarily reselling basic cyclodextrin products.

(b) BASIS OF PRESENTATION––The consolidated financial statements include the Company and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation. The interim consolidated financial statements of the Company included in this Quarterly Report on Form
10
-Q, including these notes, are unaudited. In the opinion of management, all adjustments necessary for a fair presentation of the consolidated financial statements have been included. Such adjustments are of a normal, recurring nature. The consolidated financial statements, and these notes, have been prepared in accordance with GAAP and do not
contain certain information included in the Company's Annual Report on Form
10
-K for the fiscal year ended
December 31, 2019.
The consolidated financial statements should be read in conjunction with that Annual Report on Form
10
-K. Results for the interim periods presented are
not
necessarily indicative of the results that might be expected for the entire fiscal year.

(c) CASH AND CASH EQUIVALENTS––Cash and cash equivalents consist of cash and any highly liquid investments with an original purchased maturity of three
months or less.

(d) ACCOUNTS RECEIVABLE––Accounts receivable are unsecured and non-interest bearing and stated at the amount we expect to collect from outstanding balances. Customer account balances with invoices dated over
90
days old are considered past due. The Company does
not
accrue interest on past due accounts. Customer payments are allocated to the specific invoices identified on the customer's remittance advice or, if unspecified, applied to the oldest unpaid invoices.

The carrying amount of accounts receivable are reduced by an allowance for credit losses that reflects management's best estimate of the amounts that will not
be collected. The Company reviews each customer balance where all or a portion of the balance exceeds
90
days from the invoice date. Based on the Company's assessment of the customer's current creditworthiness, the Company estimates the portion, if any, of the balance that will not
be collected, and writes off receivables as a charge to the allowance for credit losses when, in management's estimation, it is probable that the receivable is worthless. Based on management's assessment of the credit history with customers having outstanding balances and current relationships with them, an allowance for doubtful accounts was not
deemed necessary at
September 30, 2020
and
December
31,
2019.

(e) INVENTORY AND COST OF PRODUCTS SOLD––Inventory consists of our pharmaceutical drug Trappsol
®
Cyclo™, cyclodextrin products and chemical complexes purchased for resale recorded at the lower of cost (
first
-in,
first
-out) or net realizable value. Cost of products sold includes the acquisition cost of the products sold and does not
include any allocation of outbound freight charges, indirect overhead expenses, warehouse and distribution expenses, or depreciation and amortization expense. The Company records a specific reserve for inventory items that are determined to be obsolete. The reserve for obsolete inventory was
$52,922
at
September
30,
2020
and
December 31, 2019,
respectively. The Company's reserve for obsolete inventory is based on the Company's best estimates of product sales and customer demands. It is reasonably possible that the estimates used by the Company to determine its provisions for inventory write-downs will be materially different from actual write-downs. These differences could result in materially higher than expected inventory provisions and related costs, which could have a materially adverse effect on the Company's results of operations and financial condition in the near term.

(f) PREPAID CLINICAL EXPENSES––Prepaid clinical expenses consist of our pharmaceutical drug Trappsol® Cyclo™ expected to be used in our clinical trial program recorded at cost.

(g) MORTGAGE NOTE RECEIVABLE––The mortgage note receivable is stated at amortized value, which is the amount we expect to collect.

(h) FURNITURE AND EQUIPMENT––Furniture and equipment are recorded at cost, less accumulated depreciation. Depreciation is computed using primarily the straight-line method over the estimated useful lives of the assets (generally three
to
five
years for computers and vehicles and
seven
to
ten
years for machinery, equipment and office furniture). We periodically review our long-lived assets to determine if the carrying value of assets may
not
be recoverable. If an impairment is identified, we recognize a loss for the difference between the carrying amount and the estimated fair value of the asset.

(i) REVENUE RECOGNITION––Under the revenue standards of ASC
606,
revenues are recognized when our customer obtains control of promised goods or services, in an amount that reflects the consideration which we expect to receive in exchange for those goods or services. We recognize revenues following the five
step model prescribed under ASU
No.
2014
-
09:
(i) identify contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenues when (or as) we satisfy the performance obligation.

Product Revenues
In the U.S. and selected countries we sell our products to the end user or wholesale distributors. In other countries, we also sell our products to wholesale distributors and other third
-party distribution partners. These customers subsequently resell our products to health care providers and patients.

Revenues from product sales are recognized when the customer obtains control of our product, which occurs at a point in time, typically upon delivery to the carrier. We expense incremental costs of obtaining a contract as and when incurred if the expected amortization period of the asset that we would have recognized is one
year or less or the amount is immaterial.  We treat shipping and handling costs performed after a customer obtains control of the product as a fulfillment cost. We have identified one
performance obligation in our contracts with customers which is the delivery of product to our customers.  The transaction price is recognized in full when we deliver the product to our customer, which is the point at which we have satisfied our performance obligation.

Reserves for Discounts and Allowances
Revenues from product sales are recorded net of reserves established for applicable discounts and allowances that are offered within contracts with our customers, health care providers or payors, including those associated with the implementation of pricing actions in certain of the international markets in which we operate. Our process for estimating reserves established for these variable consideration components do not
differ materially from our historical practices.

Product revenue reserves, which are classified as a reduction in product revenues, are generally characterized in the following categories: discounts, contractual adjustments and returns. These reserves are based on estimates of the amounts earned or to be claimed on the related sales and are classified as reductions of accounts receivable (if the amount is payable to our customer) or a liability (if the amount is payable to a party other than our customer). Our estimates of reserves established for variable consideration typically utilize the most likely method and reflect our historical experience, current contractual and statutory requirements, specific known market events and trends, industry data and forecasted customer buying and payment patterns. The transaction price, which includes variable consideration reflecting the impact of discounts and allowances, may
be subject to constraint and is included in the net sales price only to the extent that it is probable that a significant reversal of the amount of the cumulative revenues recognized will not
occur in a future period. Actual amounts
may
ultimately differ from our estimates. If actual results vary, we adjust these estimates, which could have an effect on earnings in the period of adjustment. For additional information on our revenues, please read Note
2,
Revenues, to these consolidated financial statements.

(j) SHIPPING AND HANDLING FEES––Shipping and handling fees, if billed to customers, are included in product sales. Shipping and handling costs associated with inbound and outbound freight are expensed as incurred and included in freight and shipping expense.

(k) ADVERTISING––Advertising costs are charged to operations when incurred. We incur minimal advertising expenses.

(l) RESEARCH AND DEVELOPMENT COSTS––Research and development costs are expensed as incurred.

(m) INCOME TAXES––Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective income tax bases. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. In addition, tax benefits related to positions considered uncertain are recognized only when it is more likely than not
the position will be sustained upon examination by the tax authorities. Such tax positions shall initially and subsequently be measured as the largest amount of tax benefit that has a greater than
50%
likelihood of being realized upon ultimate settlement with the tax authority assuming full knowledge of the position and relevant facts.

(n) NET LOSS PER COMMON SHARE––Basic and fully diluted net loss per common share is computed using a simple weighted average of common shares outstanding during the periods presented, as outstanding warrants to purchase
93,622,864
common shares were antidilutive for the
three
and
nine
months ended
September
30,
2020
and
2019.

(o) STOCK BASED COMPENSATION–– The Company periodically awards stock to employees, directors, and consultants. In the case of employees and consultants, an expense is recognized equal to the fair value of the stock determined using the closing trading price of the stock on the award date. With respect to directors, the Company accrues stock compensation expense on a quarterly basis based on the Company's historical director compensation policies, and each quarter recognizes such expense based on the trading price of the common stock during such quarter. This expense is then trued up at the time the shares are issued to directors based on the trading price at the time of issuance.

(p) FAIR VALUE MEASUREMENTS AND DISCLOSURES––The Fair Value Measurements and Disclosures topic of the Accounting Standards Codification (“ASC”) requires companies to determine fair value based on the price that would be received to sell the asset or paid to transfer the liability to a market participant. The Fair Value Measurements and Disclosures topic emphasizes that fair value is a market-based measurement, not
an entity-specific measurement.

The guidance requires that assets and liabilities carried at fair value be classified and disclosed in one
of the following categories:

●	Level 1: Quoted market prices in active markets for identical assets or liabilities.

●	Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data.

●	Level 3: Unobservable inputs that are not corroborated by market data.

We have
no
assets or liabilities that are required to have their fair value measured on a recurring basis at
September
30,
2020
or
December
31,
2019.
  Long-lived assets are measured at fair value on a non-recurring basis and are subject to fair value adjustments when there is evidence of impairment.

For short-term classes of our financial instruments, which include cash, accounts receivable and accounts payable, and which are not
reported at fair value, the carrying amounts approximate fair value due to their short-term nature.  The fair value of the mortgage note receivable is estimated based on the present value of the underlying cash flows discounted at current rates. At
September
30,
2020
and
December 31, 2019,
the carrying value of the mortgage note receivable approximates fair value.

(q) LIQUIDITY AND GOING CONCERN––For the
nine
months ended
September
30,
2020
and the year ended
December
31,
2019,
the Company incurred net losses of approximately
$6,262,000
and
$7,533,000,
respectively. The Company has an accumulated deficit of approximately
$31,382,000
at
September
30,
2020.
Our recent losses have predominantly resulted from research and development expenses for our Trappsol
®
Cyclo™ product and other general operating expenses, including personnel expenses and board advisory fees. We believe our expenses will continue to increase as we conduct clinical trials and continue to seek regulatory approval for the use of Trappsol
®
Cyclo™ in the treatment of NPC.

For the
nine
months ended
September
30,
2020,
our operations used approximately
$5,479,000
in cash. This cash was provided primarily by cash on hand and two
private placements of our securities. At
September
30,
2020,
the Company had a cash balance of approximately
$2,238,000
and current liabilities exceeded current assets by approximately
$588,000.
We will need additional capital to maintain our operations, continue our research and development programs, conduct clinical trials, seek regulatory approvals and manufacture and market our products.

The Company has incurred losses from operations in each of the last six
years. We will need to raise additional capital through the sale of our securities from time to time for the foreseeable future to fund the development of our drug product candidates through clinical development, manufacturing and commercialization. Our ability to obtain such additional capital will likely be subject to various factors, including our overall business performance and market conditions. If we cannot raise the additional funds required for our anticipated operations, we may
be required to reduce the scope of or eliminate our research and development programs, delay our clinical trials and the ability to seek regulatory approvals, downsize our general and administrative infrastructure, or seek alternative measures to avoid insolvency. If we raise additional funds through future offerings of shares of our Common Stock or other securities, such offerings would cause dilution of current stockholders' percentage ownership in the Company, which could be substantial. Future offerings also could have a material and adverse effect on the price of our Common Stock.

Our consolidated financial statements for the
three
and
nine
months ended
September
30,
2020
and year ended
December
31,
2019
were prepared on the basis of a going concern which contemplates that we will be able to realize assets and discharge liabilities in the normal course of business. Our ability to continue as a going concern is dependent upon the availability of equity financing as noted above. We will need to raise additional capital to support our ongoing operations and continue our clinical trials. These factors raise substantial doubt about our ability to continue as a going concern. The financial statements do not
include any adjustments that might result from the outcome of these uncertainties.

On
September 29, 2020,
we filed a Registration Statement on Form S-
1
with the Securities and Exchange Commission to raise capital through the offer and sale of units consisting of shares of our common stock and warrants to purchase additional shares of common stock in a firm commitment underwriting to be conducted by Maxim Capital Group, Inc. However, there can be no
assurance that we will be successful in completing the offering. The securities to be sold in the offering may
not
be sold nor
may
offers to buy be accepted prior to the time the Registration Statement becomes effective.

(r) USE OF ESTIMATES––The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions, including regarding contingencies, that affect the amounts reported in the consolidated financial statements and accompanying notes.

The Company's most significant estimate relates to inventory obsolescence. Although management bases its estimates on historical experience and assumptions that are believed to be reasonable under the circumstances, actual results could significantly differ from these estimates.

(s) RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS––In
June 2016,
the FASB issued ASU
2016
-
13,
Financial Instruments – Credit Losses (Topic
326
), which provides guidance on how an entity should measure credit losses on financial instruments. The ASU is effective for smaller reporting company's for fiscal years beginning after
December 15, 2022,
including interim periods with those fiscal years. The Company does not
expect this ASU to have a material impact on its consolidated financial statements.

In
December 2019,
the FASB issued ASU
2019
-
12,
Simplifying the Accounting for Income Taxes.
The amendments in ASU
2019
-
12
simplify the accounting for income taxes by removing certain exceptions to the general principles and clarifying a handful of narrow issues within the broad topic of income tax accounting. The amendments in ASU
2019
-
12
are effective for years beginning after
December 15, 2020.
The Company does
not
expect this ASU to have a material impact on its consolidated financial statements.

(t) UNCERTAINTY––The recent outbreak of the COVID-
19
coronavirus is impacting worldwide economic activity. COVID-
19
poses the risk that we or our employees, CROs, suppliers, manufacturers and other partners may
be prevented from conducting business activities for an indefinite period of time, including due to the spread of the disease or shutdowns that may
be requested or mandated by governmental authorities.  While it is not
possible at this time to estimate the full impact that COVID-
19
could have on our business, the continued spread of COVID-
19
could disrupt our clinical trials, supply chain and the manufacture or shipment of our cyclodextrin products, and other related activities, which could have a material adverse effect on our business, financial condition and results of operations. While we have not
yet experienced any disruptions in our business or other negative consequences relating to COVID-
19,
the extent to which the COVID-
19
pandemic impacts our results will depend on future developments that are highly uncertain and cannot be predicted. See also Note
9.

(
1
) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the more significant accounting policies of Cyclo Therapeutics, Inc
.
(the “Company,” “we,” “our” or “us”) that affect the accompanying consolidated financial statements:

(a) ORGANIZATION AND OPERATIONS––The Company was incorporated in
August 1990
as a Florida corporation, under the name Cyclodextrin Technologies Development, Inc. with operations beginning in
July 1992.
In conjunction with a restructuring in
2000,
we changed our name to CTD Holdings, Inc. We changed our name to Cyclo Therapeutics, Inc. in
September 2019
to better reflect our current business. We are a clinical stage biotechnology company that develops cyclodextrin-based products for the treatment of disease. We have filed a Type II Drug Master File with the U.S. Food and Drug Administration (“FDA”) for our lead drug candidate, Trappsol
®
Cyclo™ as a treatment for Niemann-Pick Type C disease (“NPC”), a rare and fatal cholesterol metabolism disease that impacts the brain, lungs, liver, spleen, and other organs. The FDA approved our Investigational New Drug application (IND) which describes our Phase I clinical plans in the U.S. for Trappsol
®
Cyclo™ and in
January 2017
the FDA granted Fast Track designation to Trappsol
®
Cyclo™ for the treatment of NPC. Initial patient enrollment in the U.S. Phase I study commenced in
September 2017.
Enrollment in this study was completed in
October 2019,
with initial results expected in the
second
quarter of
2020.
We have also filed Clinical Trial Applications with several European regulatory bodies, including those in the United Kingdom, Sweden and Italy, and in Israel, all of which have approved our applications. The first
patient was dosed in this study in
July 2017,
and in
February 2020,
the Company announced completion of enrollment of
12
patients in this study. More recently, we began exploring the use of cyclodextrins in the treatment of Alzheimer's disease, and in
October 2019
entered into an agreement with a Contract Research Organization to conduct a clinical trial to evaluate the safety and efficacy of Trappsol
®
Cyclo™ for the treatment of this disease.

We also sell cyclodextrins and related products to the pharmaceutical, nutritional, and other industries, primarily for use in diagnostics and specialty drugs. However, our core business has transitioned to a biotechnology company primarily focused on the development of cyclodextrin-based biopharmaceuticals for the treatment of disease from a business which had been primarily reselling basic cyclodextrin products.

(b) BASIS OF PRESENTATION––The consolidated financial statements include the Company and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

(c) CASH AND CASH EQUIVALENTS––Cash and cash equivalents consist of cash and any highly liquid investments with an original purchased maturity of three
months or less.

(d) ACCOUNTS RECEIVABLE––Accounts receivable are unsecured and non-interest bearing and stated at the amount we expect to collect from outstanding balances. Customer account balances with invoices dated over
90
days old are considered past due. The Company does
not
accrue interest on past due accounts. Customer payments are allocated to the specific invoices identified on the customer's remittance advice or, if unspecified, applied to the oldest unpaid invoices.

The carrying amount of accounts receivable are reduced by an allowance for credit losses that reflects management's best estimate of the amounts that will not
be collected. The Company reviews each customer balance where all or a portion of the balance exceeds
90
days from the invoice date. Based on the Company's assessment of the customer's current creditworthiness, the Company estimates the portion, if any, of the balance that will not
be collected, and writes off receivables as a charge to the allowance for credit losses when, in management's estimation, it is probable that the receivable is worthless. Based on management's assessment of the credit history with customers having outstanding balances and current relationships with them, an allowance for doubtful accounts was not
deemed necessary at
December 31, 2019
and
2018.

(e) INVENTORY AND COST OF PRODUCTS SOLD––Inventory consists of our pharmaceutical drug Trappsol
®
Cyclo™, cyclodextrin products and chemical complexes purchased for resale recorded at the lower of cost (
first
-in,
first
-out) or net realizable value. Cost of products sold includes the acquisition cost of the products sold and does not
include any allocation of inbound or outbound freight charges, indirect overhead expenses, warehouse and distribution expenses, or depreciation and amortization expense. The Company records a specific reserve for inventory items that are determined to be obsolete. The reserve for obsolete inventory was
$52,900
and
$39,700
at
December 31, 2019
and
2018,
respectively. The Company's reserve for obsolete inventory is based on the Company's best estimates of product sales and customer demands. It is reasonably possible that the estimates used by the Company to determine its provisions for inventory write-downs will be material different from actual write-downs. These differences could result in materially higher than expected inventory provisions and related costs, which could have a materially adverse effect on the Company's results of operations and financial condition in the near term.

(f) PREPAID CLINICAL EXPENSES––Prepaid clinical expenses consist of our pharmaceutical drug Trappsol
®
Cyclo™ expected to be used in our clinical trial program recorded at cost.

(g) MORTGAGE NOTE RECEIVABLE––The mortgage note receivable is stated at amortized value, which is the amount we expect to collect.

(h) FURNITURE AND EQUIPMENT––Furniture and equipment are recorded at cost, less accumulated depreciation. Depreciation is computed using primarily the straight-line method over the estimated useful lives of the assets (generally three
to
five
years for computers and vehicles and
seven
to
ten
years for machinery, equipment and office furniture). We periodically review our long-lived assets to determine if the carrying value of assets may
not
be recoverable. If an impairment is identified, we recognize a loss for the difference between the carrying amount and the estimated fair value of the asset.

(i) REVENUE RECOGNITION––Effective
January 1, 2018,
the Company adopted the provisions of ASC
606
using the modified retrospective method. The adoption of the new revenue standards as of
January 1, 2018
did
not
change the Company's revenue recognition as the majority of its revenues continues to be recognized when the customer takes control of the product. As the Company did not
identify any accounting changes that impacted the amount of reported revenues with respect to its product revenues, no
adjustment to retained earnings was required upon adoption.

Under the new revenue standards, revenues are recognized when our customer obtains control of promised goods or services, in an amount that reflects the consideration which we expect to receive in exchange for those goods or services. We recognize revenues following the five
step model prescribed under ASU
No.
2014
-
09:
(i) identify contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenues when (or as) we satisfy the performance obligation.

Product revenues
In the U.S. we sell our products to the end user or wholesale distributors. In other countries, we sell our products primarily to wholesale distributors and other third
-party distribution partners. These customers subsequently resell our products to health care providers and patients.

Revenues from product sales are recognized when the customer obtains control of our product, which occurs at a point in time, typically upon delivery to the customer. We expense incremental costs of obtaining a contract as and when incurred if the expected amortization period of the asset that we would have recognized is one
year or less or the amount is immaterial.  We treat shipping and handling costs performed after a customer obtains control of the product as a fulfillment cost. We have identified one
performance obligation in our contracts with customers which is the delivery of product to our customers.  The transaction price is recognized in full when we deliver the product to our customer, which is the point at which we have satisfied our performance obligation.

Reserves for Discounts and Allowances
Revenues from product sales are recorded net of reserves established for applicable discounts and allowances that are offered within contracts with our customers, health care providers or payors, including those associated with the implementation of pricing actions in certain of the international markets in which we operate. Our process for estimating reserves established for these variable consideration components do not
differ materially from our historical practices.

Product revenue reserves, which are classified as a reduction in product revenues, are generally characterized in the following categories: discounts, contractual adjustments and returns.
These reserves are based on estimates of the amounts earned or to be claimed on the related sales and are classified as reductions of accounts receivable (if the amount is payable to our customer) or a liability (if the amount is payable to a party other than our customer). Our estimates of reserves established for variable consideration typically utilize the most likely method and reflect our historical experience, current contractual and statutory requirements, specific known market events and trends, industry data and forecasted customer buying and payment patterns. The transaction price, which includes variable consideration reflecting the impact of discounts and allowances, may
be subject to constraint and is included in the net sales price only to the extent that it is probable that a significant reversal of the amount of the cumulative revenues recognized will not
occur in a future period. Actual amounts
may
ultimately differ from our estimates. If actual results vary, we adjust these estimates, which could have an effect on earnings in the period of adjustment.

For additional information on our revenues, please read Note
2,
Revenues, to these consolidated financial statements.

(j) SHIPPING AND HANDLING FEES––Shipping and handling fees, if billed to customers, are included in product sales. Shipping and handling costs associated with inbound and outbound freight are expensed as incurred and included in freight and shipping expense.

(k) ADVERTISING––Advertising costs are charged to operations when incurred. We incur minimal advertising expenses.

(l) RESEARCH AND DEVELOPMENT COSTS––Research and development costs are expensed as incurred.

(m) INCOME TAXES––Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective income tax bases. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. In addition, tax benefits related to positions considered uncertain are recognized only when it is more likely than not
the position will be sustained upon examination by the tax authorities. Such tax positions shall initially and subsequently be measured as the largest amount of tax benefit that has a greater than
50%
likelihood of being realized upon ultimate settlement with the tax authority assuming full knowledge of the position and relevant facts.

The Tax Cut and Jobs Act (the “Tax Act”) was enacted on
December 22, 2017.
The Tax Act contains several key provisions including, among other things, reducing the U.S. federal corporate tax rate from
35%
to
21%.
Changes in tax law are accounted for in the period of enactment. In addition, federal net operating losses (“NOLs”) generated during future periods will be carried forward indefinitely, but will be subject to an
80%
utilization against taxable income. The carryback provision has been revoked for NOLs after
January 1, 2018.

(n) NET LOSS PER COMMON SHARE––Basic and fully diluted net loss per common share is computed using a simple weighted average of common shares outstanding during the periods presented, as convertible preferred stock and outstanding warrants to purchase
63,321,294
and
32,192,294
common shares were antidilutive for
2019
and
2018,
respectively.

(o) STOCK BASED COMPENSATION––The Company periodically awards stock to employees, directors, and consultants.  An expense is recognized equal to the fair value of the stock determined using the closing trading price of the stock on the award date.

(p) FAIR VALUE MEASUREMENTS AND DISCLOSURES––The Fair Value Measurements and Disclosures topic of the Accounting Standards Codification (“ASC”) requires companies to determine fair value based on the price that would be received to sell the asset or paid to transfer the liability to a market participant. The Fair Value Measurements and Disclosures topic emphasizes that fair value is a market-based measurement, not
an entity-specific measurement.
The guidance requires that assets and liabilities carried at fair value be classified and disclosed in one
of the following categories:

●	Level 1: Quoted market prices in active markets for identical assets or liabilities.

●	Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.

●	Level 3: Unobservable inputs that are not corroborated by market data.

We have
no
assets or liabilities that are required to have their fair value measured on a recurring basis at
December
31,
2019
or
2018.
  Long-lived assets are measured at fair value on a non-recurring basis and are subject to fair value adjustments when there is evidence of impairment.

For short-term classes of our financial instruments, which include cash, accounts receivable and accounts payable, and which are not
reported at fair value, the carrying amounts approximate fair value due to their short-term nature.  The fair value of the mortgage note receivable is estimated based on the present value of the underlying cash flows discounted at current rates. At
December 31, 2019
and
2018,
the carrying value of the mortgage note receivable approximates fair value.

(q) LIQUIDITY AND GOING CONCERN––For the years ended
December 31, 2019
and
2018,
the Company incurred net losses of
$7,533,000
and
$4,255,000,
respectively. The Company has an accumulated deficit of approximately
$25,120,000
at
December 31, 2019.
Our recent losses have predominantly resulted from research and development expenses for our Trappsol
®
Cyclo™ product and other general operating expenses, including personnel expenses and board advisory fees. We believe our expenses will continue to increase as we conduct clinical trials and continue to seek regulatory approval for the use of Trappsol
®
Cyclo™ in the treatment of NPC.

For year ended
December 31, 2019,
our operations used approximately
$6,589,000
in cash. This cash was provided primarily by cash on hand and net proceeds of
$7,120,000
from equity issuances. At
December 31, 2019,
the Company had a cash balance of
$2,784,000
and current assets less current liabilities of
$817,000.
We will need additional capital to maintain our operations, continue our research and development programs, conduct clinical trials, seek regulatory approvals and manufacture and market our products.

The Company has incurred losses from operations in each of the last six
years. We will need to raise additional capital through the sale of our securities from time to time for the foreseeable future to fund the development of our drug product candidates through clinical development, manufacturing and commercialization. Our ability to obtain such additional capital will likely be subject to various factors, including our overall business performance and market conditions. If we cannot raise the additional funds required for our anticipated operations, we may
be required to reduce the scope of or eliminate our research and development programs, delay our clinical trials and the ability to seek regulatory approvals, downsize our general and administrative infrastructure, or seek alternative measures to avoid insolvency. If we raise additional funds through future offerings of shares of our Common Stock or other securities, such offerings would cause dilution of current stockholders' percentage ownership in the Company, which could be substantial. Future offerings also could have a material and adverse effect on the price of our Common Stock.

Our consolidated financial statements for the years ended
December 31, 2019
and
2018
were prepared on the basis of a going concern which contemplates that we will be able to realize assets and discharge liabilities in the normal course of business. We have incurred losses from operations in each of our last five
fiscal years. Our ability to continue as a going concern is dependent upon the availability of equity financing as noted above. We will need to raise additional capital to support our ongoing operations and continue our clinical trials. These factors raise substantial doubt about our ability to continue as a going concern. The financial statements do not
include any adjustments that might result from the outcome of these uncertainties.
(r) USE OF ESTIMATES––The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The Company's most significant estimate relates to inventory obsolescence. Although management bases its estimates on historical experience and assumptions that are believed to be reasonable under the circumstances, actual results could significantly differ from these estimates.

(s) RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS––In
February 2016,
the FASB issued ASU
2016
-
02,
Leases (Topic
842
), which requires that lessees recognize assets and liabilities for leases with lease terms greater than
12
months in the statement of financial position. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. This update also requires improved disclosures to help users of financial statements better understand the amount, timing and uncertainty of cash flows arising from leases. The update became effective for fiscal years beginning after
December 15, 2018,
including interim reporting periods within that reporting period. The Company adopted Topic
842
as of
January 1, 2019.
See Note
7.

In
December 2019,
the FASB issued ASU
2019
-
12,
Simplifying the Accounting for Income Taxes.
The amendments in ASU
2019
-
12
simplify the accounting for income taxes by removing certain exceptions to the general principles and clarifying a handful of narrow issues within the broad topic of income tax accounting. The amendments in ASU
2019
-
12
are effective for years beginning after
December 15, 2020.
The Company does
not
expect this ASU to have a material impact on its consolidated financial statements.